Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 747	¥ 888
Collateral provided to counterparties in the normal course of business	703	818
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 44	¥ 70